Related Party Transactions (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Accounts receivable from related parties	$ 3,016,399	$ 1,948,009
Less: allowance for doubtful accounts	(624,312)
Accounts receivable from related parties, net	2,392,087	1,948,009
Entity B [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	624,312	661,604
Entity A and its subsidiaries [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	1,460,103	1,286,405
Entity D’s subsidiary [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	$ 931,984